UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21467

LMP Capital and Income Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2012

ITEM 1.                  SCHEDULE OF INVESTMENTS

LMP CAPITAL AND INCOME FUND INC.

FORM N-Q

FEBRUARY 29, 2012

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)

February 29, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS — 78.0%
CONSUMER STAPLES — 1.9%
Household Products — 1.9%
Kimberly-Clark Corp.	72,000	$5,247,360	(a)
ENERGY — 10.5%
Energy Equipment & Services — 2.4%
Diamond Offshore Drilling Inc.	93,020	6,369,079	(a)
Oil, Gas & Consumable Fuels — 8.1%
Enduro Royalty Trust	155,000	3,341,800	(a)
SandRidge Permian Trust	106,000	2,570,500
Total SA, ADR	288,000	16,148,160	(a)
Total Oil, Gas & Consumable Fuels		22,060,460
TOTAL ENERGY		28,429,539
FINANCIALS — 25.0%
Capital Markets — 2.4%
Medley Capital Corp.	584,200	6,455,410	(a)
Real Estate Investment Trusts (REITs) — 22.6%
American Capital Agency Corp.	117,170	3,598,291	(a)
Annaly Capital Management Inc.	750,000	12,465,000	(a)
Campus Crest Communities Inc.	80,000	847,200	(a)
CommonWealth REIT	93,000	1,729,800	(a)
DCT Industrial Trust Inc.	150,000	849,000
Dundee Real Estate Investment Trust	26,000	903,936	(a)
Entertainment Properties Trust	41,000	1,865,500	(a)
Excel Trust Inc.	131,000	1,570,690	(a)
First Potomac Realty Trust	63,000	833,490	(a)
Hatteras Financial Corp.	273,000	7,775,040	(a)
HCP Inc.	41,000	1,619,500	(a)
Health Care REIT Inc.	27,000	1,469,880	(a)
Highwoods Properties Inc.	26,000	832,000	(a)
Hospitality Properties Trust	119,000	2,942,870	(a)
Inland Real Estate Corp.	185,000	1,603,950	(a)
Kilroy Realty Corp.	24,000	1,052,160	(a)
Liberty Property Trust	49,000	1,662,080	(a)
Mack-Cali Realty Corp.	58,000	1,658,800	(a)
OMEGA Healthcare Investors Inc.	90,000	1,833,300	(a)
Primaris Retail Real Estate Investment Trust	46,000	1,009,308	(a)
Ramco-Gershenson Properties Trust	132,000	1,461,240	(a)
Regency Centers Corp.	22,000	941,380	(a)
Senior Housing Properties Trust	50,000	1,070,000	(a)
Starwood Property Trust Inc.	190,000	3,750,600	(a)
Urstadt Biddle Properties, Class A Shares	85,000	1,616,700	(a)
Westfield Group	439,000	4,138,383	(a)
Total Real Estate Investment Trusts (REITs)		61,100,098
TOTAL FINANCIALS		67,555,508
HEALTH CARE — 5.6%
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	288,000	9,264,960	(a)
GlaxoSmithKline PLC, ADR	131,000	5,804,610	(a)
TOTAL HEALTH CARE		15,069,570
INDUSTRIALS — 6.0%
Aerospace & Defense — 2.0%
Lockheed Martin Corp.	60,000	5,304,600	(a)
Commercial Services & Supplies — 1.4%
Waste Management Inc.	107,260	3,751,955	(a)
Trading Companies & Distributors — 2.6%
TAL International Group Inc.	198,000	7,135,920	(a)
TOTAL INDUSTRIALS		16,192,475

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

February 29, 2012

SECURITY		SHARES	VALUE
INFORMATION TECHNOLOGY — 2.1%
Computers & Peripherals — 2.1%
Seagate Technology PLC		220,000	$5,777,200
TELECOMMUNICATION SERVICES — 21.0%
Diversified Telecommunication Services — 16.8%
AT&T Inc.		372,510	11,395,081	(a)
CenturyLink Inc.		262,000	10,545,500	(a)
France Telecom SA, ADR		385,000	5,898,200	(a)
Verizon Communications Inc.		220,000	8,384,200	(a)
Windstream Corp.		757,470	9,150,237	(a)
Total Diversified Telecommunication Services			45,373,218
Wireless Telecommunication Services — 4.2%
Vodafone Group PLC, ADR		420,000	11,377,800	(a)
TOTAL TELECOMMUNICATION SERVICES			56,751,018
UTILITIES — 5.9%
Electric Utilities — 1.8%
UIL Holdings Corp.		142,000	5,005,500	(a)
Multi-Utilities — 4.1%
Integrys Energy Group Inc.		124,000	6,451,720	(a)
National Grid PLC		445,000	4,541,503	(a)
Total Multi-Utilities			10,993,223
TOTAL UTILITIES			15,998,723
TOTAL COMMON STOCKS (Cost — $201,203,472)			211,021,393

	RATE
CONVERTIBLE PREFERRED STOCKS — 15.6%
ENERGY — 1.8%
Oil, Gas & Consumable Fuels — 1.8%
Apache Corp.	6.000%	80,120	4,862,483	(a)
FINANCIALS — 3.2%
Insurance — 1.0%
Metlife Inc.	5.000%	39,000	2,823,210	(a)
Real Estate Investment Trusts (REITs) — 2.2%
Health Care Reit Inc.	6.500%	110,000	5,841,000	(a)
TOTAL FINANCIALS			8,664,210
UTILITIES — 10.6%
Electric Utilities — 10.6%
Great Plains Energy Inc.	12.000%	154,940	9,299,499	(a)
NextEra Energy Inc.	7.000%	230,010	12,466,542	(a)
PPL Corp.	9.500%	125,000	6,868,750	(a)
TOTAL UTILITIES			28,634,791
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $40,764,801)			42,161,484
MASTER LIMITED PARTNERSHIPS — 20.1%
Diversified Energy Infrastructure — 7.5%
Energy Transfer Equity LP		260,000	11,307,400
Enterprise Products Partners LP		125,000	6,485,000
Genesis Energy LP		55,000	1,700,050
Williams Partners LP		14,000	870,940
Total Diversified Energy Infrastructure			20,363,390

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

February 29, 2012

SECURITY			SHARES	VALUE
Exploration & Production — 1.9%
Linn Energy LLC			135,000	$5,150,250
Gathering/Processing — 2.8%
Chesapeake Midstream Partners LP			60,000	1,713,600
Copano Energy LLC			70,000	2,602,600
MarkWest Energy Partners LP			30,000	1,794,300
Western Gas Partners LP			30,000	1,373,700
Total Gathering/Processing				7,484,200
Liquids Transportation & Storage — 6.8%
Buckeye Partners LP			172,000	10,285,600	(a)
Enbridge Energy Partners LP			60,000	1,953,000
Magellan Midstream Partners LP			10,000	731,700
NuStar GP Holdings LLC			75,000	2,609,250
Plains All American Pipeline LP			14,000	1,157,800
Sunoco Logistics Partners LP			30,000	1,171,500
Tesoro Logistics LP			10,000	365,000
Total Liquids Transportation & Storage				18,273,850
Other — 0.5%
Sandridge Mississippian Trust I			45,000	1,438,200	(a)
Shipping — 0.6%
Golar LNG Partners LP			46,000	1,711,200
TOTAL MASTER LIMITED PARTNERSHIPS (Cost — $53,951,806)				54,421,090

	RATE
PREFERRED STOCKS — 2.8%
FINANCIALS — 2.8%
Real Estate Investment Trusts (REITs) — 2.8%
Ashford Hospitality Trust	9.000%		33,661	880,235	(a)
BioMed Realty Trust Inc., Series A	7.375%		31,338	795,985
CBL & Associates Properties Inc.	7.375%		64,000	1,616,000	(a)
Glimcher Realty Trust	8.125%		43,353	1,064,750	(a)
Pebblebrook Hotel Trust, Series A	7.875%		31,112	815,446	(a)
Sunstone Hotel Investors Inc., Cumulative Redeemable, Series A	8.000%		91,000	2,269,676	(a)
TOTAL PREFERRED STOCKS (Cost — $7,336,186)				7,442,092

		MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES — 0.2%
Asset-Backed Funding Certificates, 2004-FF1 M2	2.419%	1/25/34	$258,049	$44,491	(b)
Countrywide Asset-Backed Certificates, 2004-5 M4	1.494%	6/25/34	126,652	41,200	(b)
Finance America Net Interest Margin Trust, 2004-1 A	5.250%	6/27/34	73,417	1	(c)(d)(e)
Fremont Home Loan Trust, 2004-1 M5	1.894%	2/25/34	113,709	61,259	(b)
GSAMP Trust, 2004-OPT M3	1.394%	11/25/34	219,289	90,786	(b)
MASTR Specialized Loan Trust, 2007-2 A	0.594%	5/25/37	364,359	136,777	(b)(c)
Renaissance Home Equity Loan Trust, 2003-4 M3	2.144%	3/25/34	384,760	189,790	(b)
Sail Net Interest Margin Notes, 2003-BC2A A	7.750%	4/27/33	141,210	1	(c)(d)(e)
Sail Net Interest Margin Notes, 2004-2A A	5.500%	3/27/34	71,380	1	(c)(d)(e)
TOTAL ASSET-BACKED SECURITIES (Cost — $1,639,061)				564,306
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
Bear Stearns ARM Trust, 2005-12 24A1	5.491%	2/25/36	97,481	67,321	(b)
Federal National Mortgage Association (FNMA), 2011-63 SW, IO	6.436%	7/25/41	83,995	13,247	(b)
MASTR ARM Trust, 2003-3 3A4	2.254%	9/25/33	636,975	584,133	(b)

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Merit Securities Corp., 11PA B2	1.744%	9/28/32	$95,811	$94,363	(b)(c)
MLCC Mortgage Investors Inc., 2004-A B2	1.164%	4/25/29	234,932	100,548	(b)
MLCC Mortgage Investors Inc., 2004-B B2	1.564%	5/25/29	354,721	249,034	(b)
RBS Greenwich Capital, Mortgage Pass-Through Certificates, 2005-A 5A	7.000%	4/25/35	814,362	604,353
Washington Mutual Inc. Pass-Through Certificates, 2006-AR5 4A	1.187%	6/25/46	542,500	238,406	(b)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.706%	6/25/37	521,588	267,209	(b)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $2,839,353)				2,218,614
CORPORATE BONDS & NOTES — 10.2%
FINANCIALS — 8.0%
Capital Markets — 1.6%
Charles Schwab Corp./The, Notes	7.000%	2/1/22	4,000,000	4,180,760	(b)(f)
Diversified Financial Services — 3.5%
JPMorgan Chase & Co., Junior Subordinated Notes	7.900%	4/30/18	5,000,000	5,458,150	(a)(b)(f)
PPL Capital Funding Inc., Junior Subordinated Notes	6.700%	3/30/67	4,000,000	3,944,168	(b)
Total Diversified Financial Services				9,402,318
Insurance — 2.9%
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	8,000,000	7,938,632	(a)
TOTAL FINANCIALS				21,521,710
UTILITIES — 2.2%
Electric Utilities — 2.2%
NextEra Energy Capital Holding Inc., Junior Subordinated Notes	6.350%	10/1/66	2,000,000	2,026,988	(a)(b)
NextEra Energy Capital Holding Inc., Junior Subordinated Notes	6.650%	6/15/67	4,000,000	4,054,464	(a)(b)
TOTAL UTILITIES				6,081,452
TOTAL CORPORATE BONDS & NOTES (Cost — $26,599,088)				27,603,162

		EXPIRATION DATE	WARRANTS
WARRANTS — 0.0%
Buffets Restaurant Holdings (Cost - $0)		4/28/14	215	2	*(g)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $334,333,767)				345,432,143

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS — 4.8%
Repurchase Agreements — 4.8%
Interest in $425,000,000 joint tri-party repurchase agreement dated 2/29/12 with RBS Securities Inc.; Proceeds at maturity - $12,964,058; (Fully collateralized by various U.S. government agency obligations, 0.000% to 0.190% due 4/20/12 to 2/28/13; Market value - $13,223,407) (Cost - $12,964,000)	0.160%	3/1/12	$12,964,000	12,964,000
TOTAL INVESTMENTS — 132.5% (Cost — $347,297,767#)				358,396,143
Liabilities in Excess of Other Assets — (32.5)%				(87,812,730)
TOTAL NET ASSETS — 100.0%				$270,583,413

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

February 29, 2012

(d)	Illiquid security.
(e)	The coupon payment on these securities is currently in default as of February 29, 2012.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ADR	- American Depositary Receipts
	ARM	- Adjustable Rate Mortgage
	IO	- Interest Only
	REIT	- Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income. The Fund pursues its investment objective by investing at least 80% of its assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund is permitted to invest up to 25% of its total assets in energy master limited partnerships (“MLPS”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Notes to schedule of investments (unaudited) (continued)

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	Total
Long-term investments†:
Common stocks	$211,021,393	—	—	$211,021,393
Convertible preferred stocks	42,161,484	—	—	42,161,484
Master limited partnerships	54,421,090	—	—	54,421,090
Preferred stocks	5,172,416	$2,269,676	—	7,442,092
Asset-backed securities	—	564,306	—	564,306
Collateralized mortgage obligations	—	2,218,614	—	2,218,614
Corporate bonds & notes	—	27,603,162	—	27,603,162
Warrants	—	—	$2	2
Total long-term investments	$312,776,383	$32,655,758	$2	$345,432,143
Short-term investments†	—	12,964,000	—	12,964,000
Total investments	$312,776,383	$45,619,758	$2	$358,396,143

†See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS	WARRANTS	TOTAL
Balance as of November 30, 2011	$36,120	$2	$36,122
Accrued premiums/discounts	—	—	—
Realized gain (loss)(1)	36,268	—	36,268
Change in unrealized appreciation (depreciation)(2)	(36,120)	—	(36,120)
Purchases	—	—	—
Sales	(36,268)	—	(36,268)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of February 29, 2012	—	$2	$2
Net change in unrealized appreciation (depreciation) for investments in securities still held at February 29, 2012	—	—	—

(1) This amount is included in net realized gain (loss) from investment transactions.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value

Notes to schedule of investments (unaudited) (continued)

of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

(f) Foreign investment risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments.  Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund.  Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At February 29, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,904,813
Gross unrealized depreciation	(10,806,437)
Net unrealized appreciation	$11,098,376

Notes to schedule of investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 29, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”).  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Capital and Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 25, 2012

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: April 25, 2012